UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    August 13, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	524

Form 13F Information Table Value Total:   	$122,507



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1348    10455 SH       SOLE                    10155
ACE LTD                        COM              G0070K103     3675   107160 SH       SOLE                   107160
ALLSTATE CORP                  COM              020002101     4083   114536 SH       SOLE                   112286
ALLTEL CORP                    COM              020039103     3835    79525 SH       SOLE                    79525
AMERISOURCEBERGEN CORP         COM              03073E105     4166    60074 SH       SOLE                    60074
AOL TIME WARNER                COM              00184A105     3314   205955 SH       SOLE                   203705
AT&T WIRELESS CORP             COM              00209A106     1748   212884 SH       SOLE                   212884
AVENTIS                        COM              053561106     1861    34020 SH       SOLE                    34020
BANK ONE CORP                  COM              06423A103     2260    60774 SH       SOLE                    60774
BERKSHIRE HATHAWAY-CL B        COM              084670207     2257      929 SH       SOLE                      929
BOEING CO                      COM              097023105     2408    70150 SH       SOLE                    70150
BP AMOCO PLC SPONS ADR F       COM              055622104      372     8843 SH       SOLE                     8843
BRISTOL-MYERS SQUIBB           COM              110122108     3189   117461 SH       SOLE                   117461
BURLINGTON RESOURCES           COM              122014103     3247    60059 SH       SOLE                    60059
CHEVRONTEXACO                  COM              166764100     3073    42567 SH       SOLE                    42567
CITIGROUP INC                  COM              172967101      392     9164 SH       SOLE                     7564
DELL INC                       COM              24702R101     2533    79555 SH       SOLE                    79555
EARTH SEARCH SCIENCES INC.     COM              270313109        0    10000 SH       SOLE                    10000
EXXON MOBIL CORP               COM              30231G102     1475    41069 SH       SOLE                    38957
FLEETBOSTON FINANCIAL CORP     COM              339030108     3935   132447 SH       SOLE                   132447
FORTUNE BRANDS                 COM              349631101     2798    53595 SH       SOLE                    53595
GENERAL ELECTRIC               COM              369604103      483    16842 SH       SOLE                    15342
HONEYWELL INC                  COM              438516106     1925    71705 SH       SOLE                    71705
INTEL CORP                     COM              458140100     2585   124210 SH       SOLE                   124210
INTL BUS MACHINES              COM              459200101      339     4105 SH       SOLE                     2605
IVAX CORP                      COM              465823102     3503   196225 SH       SOLE                   196225
JOHNSON & JOHNSON              COM              478160104      309     5970 SH       SOLE                     4570
KERR MCGEE CORP                COM              492386107     3093    69030 SH       SOLE                    69030
KIMBERLY CLARK                 COM              494368103     2576    49405 SH       SOLE                    49405
KROGER                         COM              501044101     3618   216880 SH       SOLE                   216880
LABORATORY CORP                COM              50540R409     1953    64770 SH       SOLE                    64770
LIBERTY MEDIA                  COM              530718105     3125   270325 SH       SOLE                   270325
LILLY ELI CO                   COM              532457108      203     2950 SH       SOLE                     2950
MB FINANCIAL INC               COM              55264U108      340     8475 SH       SOLE                     8475
MORGAN STANLEY DEAN WITTER DIS COM              617446448     1117    26125 SH       SOLE                    26125
MOTOROLA                       COM              620076109     2150   227995 SH       SOLE                   227995
NATIONAL SEMICONDUCTOR CORP    COM              637640103     2605   132100 SH       SOLE                   132100
NEWS CORP                      COM              652487703     3773   124660 SH       SOLE                   124660
NORTHROP CORP                  COM              666807102     1849    21425 SH       SOLE                    21425
NUVEEN QUALITY PREFERRED INCOM COM              67072C105     2038   128600 SH       SOLE                   128600
PFIZER INC                     COM              717081103      237     6951 SH       SOLE                     5851
PREFERRED INCOME OPPORTUNITIES COM              74037H104     2302   182700 SH       SOLE                   182700
SARA LEE CORP                  COM              803111103     2853   151695 SH       SOLE                   151695
TARGET CORP                    COM              87612E106     2361    62393 SH       SOLE                    62393
TELEFON DE MEXICO              COM              879403780      220     7000 SH       SOLE                     7000
TEXAS INSTRUMENTS              COM              882508104     2629   149400 SH       SOLE                   149400
TYCO INTN                      COM              902124106     2286   120430 SH       SOLE                   120430
UNISYS CORP                    COM              909214108     4491   365685 SH       SOLE                   365685
UNUMPROVIDENT CORPORATION      COM              91529Y106     1897   141425 SH       SOLE                   141425
UTILITY SECTOR SPDR            COM              81369Y886     5058   228650 SH       SOLE                   228650
WAL-MART                       COM              931142103     3650    68005 SH       SOLE                    68005
WALT DISNEY CO                 COM              254687106     2471   125116 SH       SOLE                   122416
WASHINGTON MUTUAL INC          COM              939322103     2077    50283 SH       SOLE                    50283
WHIRLPOOL CORP                 COM              963320106      424     6657 SH       SOLE                     6657